Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Short-term and long-term debt
Short-term and long-term debt consisted of the following at December 31, 2015 and 2014:

	2015	2014
LONG-TERM DEBT
12.75% Senior Secured Notes due December 15, 2016(a)	$6,681	$210,000
7.0% Convertible Notes due December 15, 2017	57,500	57,500
12.75% Senior Secured Notes due December 15, 2018	203,319	—
Revolving Credit Facility due December 10, 2019	66,100	59,200
Other, primarily capital leases	428	1,257
Less: unamortized discount	(12,255)	(17,843)
Less: unamortized debt issuance costs	(4,147)	(6,853)
Total debt	$317,626	$303,261
Less: current portion	(7,012)	(737)
Total long-term portion	$310,614	$302,524

(a) 2015 balance represents the maximum aggregate principal amount of 12.75% Senior Secured Notes due December 15, 2016 as the Company maintains a contractual right to exchange approximately $3,000 of the remaining 12.75% Senior Secured Notes due December 15, 2016 with new 12.75% Senior Secured Notes due December 15, 2018 prior to their maturity date.